UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH         45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

GROWTH FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Coach, Inc.*	10,270	514,014
Comcast Corporation Class A Special*	58,800	1,497,636
Staples, Inc.	39,000	1,007,760
Target Corporation	18,000	1,066,680
Total Consumer Discretionary: 7.9%		$4,086,090

Consumer Staples
Pepsico, Incorporated	15,700	997,892
Procter & Gamble Company	25,000	1,579,000
Walgreen Company	23,000	1,055,470
Wal-Mart Stores, Inc.	21,800	1,023,510
Total Consumer Staples: 9.0%		$4,655,872

Energy
Chesapeake Energy Corporation	33,800	1,043,744
ConocoPhillips	14,900	1,018,415
Chevron Corporation	15,120	1,118,275
Nabors Industries, Incorporated*	27,600	818,892
Schlumberger LTD.	24,600	1,699,860
Total Energy: 11.0%		$5,699,186

Financial Services
AFLAC	22,340	1,051,320
American International Group, Inc.	29,725	1,998,115
B B & T Corporation	23,200	951,664
Bank of America Corporation	20,600	1,051,012
Bank of New York Co., Inc.	25,000	1,013,750
Citigroup, Inc.	30,100	1,545,334
J.P. Morgan Chase & Company	32,700	1,582,026
US Bancorp	31,000	1,084,070
Total Financial Services: 19.9%		$10,277,291

Health Care
Allergan, Inc.	4,500	498,690
Covance, Inc.*	17,050	1,011,747
Gilead Sciences Inc.*	15,700	1,203,405
Hologic, Inc.*	19,000	1,095,160
Johnson & Johnson	14,900	897,874
Novartis AG- ADR**	27,200	1,485,936
Roche Holdings Limited - ADR**	17,400	1,542,510
United Healthcare Corp.	19,000	1,006,430
Wellpoint Inc.*	12,680	1,028,348
Total Health Care: 18.9%		$9,770,100

Industrials
Boeing Company	11,500	1,022,465
Danaher Corporation	14,560	1,040,312
Emerson Electric Company	36,000	1,551,240
General Electric Company	55,690	1,969,198
L-3 Communications Holdings Inc.	18,600	1,626,942
Total Industrials: 14.0%		$7,210,157

Information Technology
Akamai Technologies*	19,500	973,440
Autodesk, Inc.*	40,260	1,513,776
Cisco Systems, Inc.*	58,760	1,500,143
Microsoft Corporation	36,300	1,011,681
Nokia Corporation - Sponsored ADR **	69,200	1,586,064
Oracle Corporation*	32,670	592,307
Texas Instruments, Inc.	32,200	969,220
Total Information Technology: 15.8%		$8,146,631

Materials
Air Products and Chemicals, Inc.	15,000	1,109,400
BHP Billiton LTD ADR**	11,700	566,865
Total Materials: 3.2%		$1,676,265

Total Common Stocks: 99.9%		$51,521,592
(Common Stock Identified Cost $44,991,270)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield ***		22,829
Total Cash Equivalents: 0.0%		$22,829
(Cash Equivalents Identified Cost $22,829)

Total Portfolio Value: 100.2%		$51,544,421
(Total Portfolio Identified Cost $45,014,099)

Liabilities in Excess of Other Assets: 0.1%		$44,549

Total Net Assets: 100.0%		$51,588,970

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2007.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Materials
BHP Billiton Ltd ADR **	3,580	173,451
Total Materials: 2.0%		$173,451

Industrials
Boeing Company	2,810	249,837
Caterpillar Tractor Company	2,750	184,333
Dover Corporation	3,630	177,180
General Electric Company	7,330	259,189
L-3 Communications Holdings Inc	2,045	178,876
Total Industrials: 12.0%		$1,049,415

Consumer Staples
Pepsico, Incorporated	2,150	136,654
Procter & Gamble Company	4,090	258,324
Walgreen Company	3,680	168,875
Wal-Mart Stores, Inc.	3,710	174,185
Total Consumer Staples: 8.4%		$738,038

Consumer Discretionary
Best Buy Company, Incorporated	3,470	169,058
Children's Place*	3,120	173,971
Comcast Corporation Class A Special*	7,107	181,015
Chipotle Mexican Grill, Inc.*	2,675	166,117
Coach, Inc.*	3,240	162,162
Dick's Sporting Goods, Inc.*	3,075	179,150
Total Consumer Discretionary: 11.8%		$1,031,473

Energy
Nabors Industries, Incorporated*	5,740	170,306
Schlumberger LTD	2,680	185,188
Total Energy: 4.0%		$355,494

Financial Services
American International Group, Inc.	5,040	338,789
Bank of New York Co., Inc.	4,105	166,458
Citigroup, Inc.	5,010	257,213
Merrill Lynch and Company, Inc.	2,055	167,832
Total Financial Services: 10.6%		$930,292

Healthcare
Allergan, Inc.	2,415	267,630
Covance, Inc.*	2,891	171,552
Gilead Sciences Inc.*	3,345	256,394
Hologic, Inc.*	4,470	257,651
Novartis Ag-ADR**	4,630	252,937
Roche Holdings Limited - ADR**	3,815	338,200
United Healthcare Corp.	3,110	164,737
Vertex Pharm*	6,355	178,194
Wellpoint Inc.*	3,190	258,709
Total Healthcare: 24.4%		$2,146,004

Information Technology
Akamai Technologies*	5,180	258,586
Autodesk, Inc.*	7,010	263,576
Broadcom Corp*	5,430	174,140
Salesforce.Com, Inc.*	1,710	73,222
Cisco Systems, Inc.*	13,465	343,761
Google Inc. - Class A*	395	180,973
Microsoft Corporation	5,740	159,974
Nokia Corporation ADR**	7,650	175,338
Netgear*	6,245	178,170
Quality Systems*	4,130	165,200
Texas Instruments, Inc.	5,170	155,617
Total Information Technology: 24.2%		$2,128,557

Total Common Stocks: 97.4%		$8,552,724
(Common Stock Identified Cost $8,260,843)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield ***		$219,617
Total Cash Equivalents: 2.5%		219,617
(Cash Equivalents Identified Cost $219,617)

Total Portfolio Value: 99.9%		$8,772,341
(Total Portfolio Identified Cost $8,480,460)

Other Assets Less Liabilities: 0.1%		$5,488

Total Net Assets: 100.0%		$8,777,829

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Materials
Air Products And Chemicals, Inc.	3,430	253,683
Total Materials: 1.8%		$253,683

Industrials
Danaher Corporation	3,875	276,869
Dover Corporation	5,775	281,878
Emerson Electric Company	6,720	289,565
General Electric Company	15,550	549,848
L-3 Communications Holdings Inc	3,130	273,781
3M Company	5,380	411,193
Total Industrials: 15.0%		$2,083,134

Telecom Services
Verizon Communications	7,310	277,195
Total Telecom Services: 2.0%		$277,195

Consumer Staples
Cadbury Schweppes PLC**	6,465	332,107
Kellogg Company	5,305	272,836
Kraft Foods Inc.	8,900	281,774
Kimberly-Clark Corporation	3,715	254,440
Pepsico, Incorporated	4,365	277,439
Procter & Gamble Company	4,175	263,693
Wal-Mart Stores, Inc.	8,940	419,733
Total Consumer Staples: 15.1%		$2,102,022

Consumer Discretionary
Comcast Corporation Class A Special*	10,980	279,661
Nike, Incorporated, Class B	2,630	279,464
Staples, Inc.	10,900	281,656
Target Corporation	4,283	253,811
Total Consumer Discretionary: 7.9%		$1,094,592

Energy
Chesapeake Energy Corporation	4,700	145,136
ConocoPhillips	3,925	268,274
Chevron Corporation	7,735	572,081
Exxon Mobil Corporation	5,780	436,101
Total Energy: 10.2%		$1,421,592

Financial Services
AFLAC Incorporated	5,660	266,360
American International Group, Inc.	8,254	554,834
Allstate Corporation	4,585	275,375
B B & T Corporation	5,960	244,479
Bank of New York Co., Inc.	10,110	409,960
Cincinnati Financial Corporation	6,555	277,932
Citigroup, Inc.	10,879	558,528
U.S. Bancorp	7,135	249,511
Total Financial Services: 20.4%		$2,836,979

Healthcare
Bristol-Myers Squibb Company	9,945	276,073
Covance, Inc.*	2,335	138,559
GlaxoSmithKline PLC - ADR**	7,675	424,120
Johnson & Johnson	4,460	268,760
Novartis Ag-ADR**	7,385	403,443
Roche Holdings Limited - ADR**	2,965	262,847
Wellpoint Inc.*	3,310	268,441
Total Healthcare: 14.7%		$2,042,243

Information Technology
Cisco Systems, Inc.*	10,145	259,002
Microsoft Corporation	9,555	266,298
Nokia Corporation - Sponsored ADR**	12,870	294,980
Texas Instruments, Inc.	8,870	266,987
Total Information Technology: 7.8%		$1,087,267

Utilities
Dominion Resources	3,075	272,968
PPL Corporation	7,165	293,048
Total Utilities: 4.1%		$566,016

Total Common Stocks: 99.0%		$13,764,723
(Common Stock Identified Cost $13,231,655)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield ***		$324,011
Total Cash Equivalents: 2.3%		324,011
(Cash Equivalents Identified Cost $324,011)

Total Portfolio Value: 101.3%		$14,088,734
(Total Portfolio Identified Cost $13,555,666)

Other Assets Less Liabilities: -1.3%		$(191,945)

Total Net Assets: 100.0%		$13,896,789

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

REALTY FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co. - A	3,900	224,991
Archstone Smith Trust	17,055	925,745
Avalon Bay Communities, Inc.	5,792	752,960
BRE Properties, Inc. Class A	4,500	284,175
Camden Property Trust	3,500	246,085
Equity Residential Properties Trust	19,950	962,188
Essex Property Trust, Inc.	1,870	242,128
Home Properties of NY	4,500	237,645
Mid-America Apartment Communities, Inc.	1,500	84,390
United Dominion Realty Trust, Inc.	10,000	306,200
Total Apartments: 18.6%		$4,266,507

Diversified
Crescent Real Estate Equities Company	11,000	220,660
Lexington Corporate Properties Trust	9,000	190,170
Vornado Realty Trust	10,300	1,229,202
Total Diversified: 7.8%		$1,640,032

Financial Services
Lasalle Hotel	5,500	254,980
Total Finance: 1.4%		$254,980

Health Care
Health Care Property Investors	11,800	425,154
Health Care Reit	6,200	272,180
Total Health Care: 2.7%		$697,334

Lodging and Hotels
Host Hotels and Resorts	37,397	983,915
Hospitality Property	5,800	271,440
Health Care Realty Trust, Inc.	2,800	104,440
Senior Housing Properties Trust	6,500	155,350
Brandywine Realty Trust	3,000	100,230
Starwood Hotels & Resorts Worldwide, Inc.	3,100	201,035
Total Lodging and Hotels: 7.4%		$1,816,410

Materials
Plum Creek Timber Co., Inc.	13,000	512,460
Total Materials: 2.4%		$512,460

Office and Industrial
American Financial Realty Trust	4,000	40,320
Alexandria Real Estate	3,000	301,110
AMB Property Corporation	6,700	393,893
Boston Properties, Inc.	9,375	1,100,625
Biomed Realty Trust	9,000	236,700
Duke Realty Corp.	9,860	428,614
Mack-Cali Realty Trust	6,295	299,831
Kilroy Realty Corporation	5,545	408,944
Liberty Property Trust	8,630	420,454
Prologis Trust	17,880	1,160,948
Total Office and Industrial: 24.7%		$4,791,439

Retail
CBL & Associates Properties	6,000	269,040
National Retail Properties Inc.	13,000	314,470
Developers Diversified Realty Corp	8,325	523,643
Equity One	7,000	185,500
General Growth Properties	15,705	1,014,072
Kimco Realty Corporation	15,767	768,484
Macerich Company	4,330	399,919
Mills Corporation	4,500	113,580
New Plan Excel Realty Trust	9,000	297,270
Pennsylvania REIT	4,000	177,320
Regency Centers Corporation	5,575	465,791
Simon Property Group, Inc.	12,622	1,404,197
Tanger Factory Outlet Centers	4,100	165,599
Taubman Centers	3,000	173,970
SL Green Realty Corp	3,567	489,321
Weingarten Realty Investors	5,413	257,442
Total Retail: 28.1%		$7,019,618

Storage
Public Storage, Inc.	11,600	1,098,172
Total Storage: 6.1%		$1,098,172

Total Common Stocks: 99.6%		$22,096,952
(Common Stock Identified Cost $10,926,089)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield **		73,843
Total Cash Equivalents: 0.3%		$73,843
(Cash Equivalents Identified Cost $73,843)

Total Portfolio Value: 99.9%		$22,170,795
(Total Portfolio Identified Cost $10,999,932)

Other Assets Less Liabilities: 0.1%		$25,012

Total Net Assets: 100.0%		$22,195,807

** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Materials
Ashland, Incorporated	1,400	91,840
Ball Corporation	2,100	96,285
Freeport McMoran Copper & Gold	2,599	172,028
United States Steel Corporation	1,500	148,755
Total Materials: 5.0%		$508,908

Industrials
Allied Waste Industries, Inc.*	8,400	105,756
Cummins Engine, Incorporated	890	128,801
CSX Corporation	2,440	97,722
Dover Corporation	1,800	87,858
Eaton Corporation	1,180	98,601
FedEx Corporation	880	94,538
Ingersoll-Rand Company	2,300	99,751
L-3 Communications Holdings Inc	1,080	94,468
Lockheed Martin Corporation	1,060	102,841
Northrop Grumman	1,390	103,166
Parker Hannifin Corporation	1,390	119,971
Raytheron Company	1,950	102,297
Ryder System, Incorporated	1,630	80,424
Union Pacific Corporation	910	92,411
Total Industrials: 14.0%		$1,408,605

Telecomm Services
Citizens Communications Company	5,600	83,720
Total Telecomm Services: 0.8%		$83,720

Consumer Staples
Archer Daniels Midland Company	2,500	91,750
CVS Corporation	3,239	110,579
Kroger Company	3,700	104,525
Safeway Incorporated	3,200	117,248
Total Consumer Staples: 4.2%		$424,102

Consumer Discretionary
Big Lots, Inc.*	4,800	150,144
Circuit City Stores, Incorporated	5,490	101,730
Carnival Corporation	2,090	97,937
Comcast Corporation - Class A*	3,450	89,527
Dillard's, Inc. Class A	3,400	111,282
Walt Disney Company	2,900	99,847
Home Depot, Inc.	2,340	85,972
Penney, J.C. Company, Incorporated	1,290	105,986
Nordstrom, Incorporated	1,830	96,880
Office Max Incorporated	2,000	105,480
TJX Companies	3,400	91,664
Time Warner Inc.	4,500	88,740
Whirlpool Corporation	1,180	100,194
Total Consumer Discretionary: 13.1%		$1,325,383

Energy
Anadarko Petroleum Corporation	1,970	84,671
Baker Hughes, Incorporated	1,170	77,372
BJ Services Company	3,250	90,675
Chesapeake Energy Corporation	2,900	89,552
Ensco International, Inc.	2,000	108,800
Halliburton Company	3,300	104,742
Kinder Morgan Inc.	840	89,418
USX - Marathon Group Inc.	1,040	102,783
Nabors Industries, Incorporated*	2,940	87,230
Noble Corporation	1,150	90,482
Rowan Companies, Incorporated	2,520	81,824
Schlumberger Ltd.	1,240	85,684
Williams Companies Inc	3,200	91,072
Total Energy: 11.7%		$1,184,305

Financial Services
AMBAC Financial Group, Inc.	1,100	95,029
ACE	1,800	102,708
Bank of America Corporation	3,400	173,468
Countrywide Financial Corp	2,700	90,828
Cincinnati Financial Corporation	1,800	76,320
CIT Group Inc.	1,930	102,136
E*Trade Group Inc*	2,850	60,477
First Horizon National Corporation	1,150	47,759
Huntington Bancshares Incorporated	4,500	98,325
Hartford Financial Svcs. Group, Inc.	1,010	96,536
Janus Capital Group Inc.	3,980	83,222
J.P. Morgan Chase & Company	2,600	125,788
Keycorp	2,400	89,928
Lincoln National Corporation	1,400	94,906
Marshall & Ilsley Corp	1,620	75,022
M & T Bank Corp	770	89,189
Prologis Trust	1,500	97,395
PNC Financial Services Group, Inc.	1,310	94,281
Synovus Financial Corporation	2,410	77,939
Unumprovident Corporation	4,500	103,635
Total Financial Services: 18.6%		$1,874,891

Healthcare
Amerisourcebergen Corporation	2,120	111,830
Barr Laboratories Inc.*	1,700	78,795
Forest Laboratories, Inc. Class A*	1,950	100,308
Humana Incorporated*	2,220	128,804
McKesson HBOC, Inc.	1,530	89,566
Mylan Laboratories, Inc.	4,200	88,788
Pfizer Incorporated	5,600	141,456
United HealthCare Corp	1,900	100,643
Total Healthcare: 8.3%		$840,190

Information Technology
Applied Materials, Incorporated	5,300	97,096
Avaya, Inc.*	6,400	75,584
Convergys Corporation*	4,500	114,345
DirecTV Group, Inc.*	4,100	94,587
Electronic Data Systems Corporation	3,430	94,942
Hewlett-Packard Company	2,430	97,540
Jabil Circuit, Inc.	4,560	97,630
Lexmark International	1,500	87,690
Molex Incorporated	2,600	73,320
Motorola Inc.	3,500	61,845
Micron Technology Incorporated*	7,170	86,614
NVIDIA Corp.*	3,200	92,096
Novellus Systems, Inc.*	3,400	108,868
Sanmina Corporation*	25,200	91,224
Solectron Corporation*	30,800	97,020
Teradyne*	5,700	94,278
Xilinx, Incorporated	3,900	100,347
Total Information Technology: 15.5%		$1,565,026

Utilities
AES Corporation*	5,100	109,752
Constellation Energy Group	1,810	157,379
Centerpoint Energy Incorporated	6,340	113,740
Consolidated Edison Co. of NY, Inc.	1,900	97,014
FPL Group, Incorporated	1,800	110,106
Nicor Incorporated	2,030	98,293
Teco Energy, Incorporated	6,000	103,260
Total Utilities: 7.8%		$789,544

Total Common Stocks: 99.0%		$10,004,674
(Common Stock Identified Cost $9,349,298)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield **		$90,805
Total Cash Equivalents: 0.9%		90,805
(Cash Equivalents Identified Cost $90,805)

Total Portfolio Value: 99.9%		$10,095,479
(Total Portfolio Identified Cost $9,440,103)

Other Assets Less Liabilities: 0.0%		$-40

Total Net Assets: 100.0%		$10,095,439

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Brinker International, Inc.	30,750	1,005,525
Circuit City Stores, Incorporated	32,900	609,637
Clear Channel Outdoor Holdings, Inc.*	25,800	678,798
Dick's Sporting Goods, Inc.*	12,500	728,250
Hearst-Argyle Television, Inc.	23,900	649,841
Dillard's, Inc. Class A	21,700	710,241
Echostar Communications*	17,800	773,054
Office Max Incorporated	14,900	785,826
Polo Ralph Lauren Corporation	7,700	678,755
TJX Companies	23,400	630,864
United Auto Group, Inc.	27,200	552,160
Whirlpool Corporation	8,900	755,699
Total Consumer Discretionary: 9.6%		$8,558,650

Consumer Staples
Rite Aid Corporation*	176,000	1,015,520
Safeway Incorporated	18,700	685,168
Total Consumer Staples: 1.9%		$1,700,688

Energy
Chesapeake Energy Corporation	29,300	904,784
BJ Services Company	21,000	585,900
Cameron International Corporation*	18,000	1,130,220
Ensco International, Inc.	15,700	854,080
Global Industries LTD*	40,100	733,429
Helmerich & Payne, Incorporated	21,400	649,276
Patterson-Uti Energy, Inc.	20,700	464,508
Seacor Holdings Inc.*	8,900	875,760
Superior Energy Services, Inc.*	23,000	792,810
Tidewater Inc.	15,900	931,422
Todco*	20,000	806,600
Unit Corporation*	14,200	718,378
Total Energy: 10.6%		$9,447,167

Industrials
Armor Holdings Incorporated*	9,700	653,101
AMR Corporation*	40,400	1,230,180
Continental Airlines - Class B*	23,900	869,721
Cummins Engine, Incorporated	10,500	1,519,560
DRS Technologies Inc.	14,000	730,380
Eaton Corporation	11,100	927,516
Gardner Denver*	19,200	669,120
US Airways Group, Inc.*	14,400	654,912
L-3 Communications Holdings Inc	10,000	874,700
Manpower, Inc.	13,300	981,141
Manitowoc Company, Inc.	11,800	749,654
Parker Hannifin Corporation	11,000	949,410
Steelcase, Inc.	46,000	914,940
Trinity Industries	20,700	867,744
UAL Corporation*	25,800	984,786
United Rentals Incorporated*	22,600	621,500
Walter Industries	23,000	569,250
Total Industrials: 16.5%		$14,767,615

Telecomm Services
Telephone and Data Systems, Inc.	14,300	852,566
US Cellular Corp*	9,200	675,740
Total Telecomm Services: 1.7%		$1,528,306

Materials
Ashland, Incorporated	9,300	610,080
Crown Holdings Incorporated*	28,700	702,002
Huntsman Corporation	30,700	586,063
Lyondell Chemical Company	26,100	782,217
Reliance Steel & Aluminum Co.	19,100	924,440
Southern Copper Corporation	21,400	1,533,524
Steel Dynamics, Inc.	23,600	1,019,520
United States Steel Corporation	9,000	892,530
Total Materials: 7.9%		$7,050,376

Financial Services
American Capital Strategies	20,450	906,140
Americredit Corporation*	34,125	780,097
Assurant, Inc.	11,600	622,108
CapitalSource Inc.	24,100	605,633
First Marblehead Corporation	14,100	632,949
HCC Insurance Holdings Inc	24,375	750,750
Health Care REIT Inc.	22,300	978,970
Host Hotels & Resorts, Inc.	25,100	660,381
Fulton Financial Corporation	39,400	572,482
Hudson City Bancorp, Inc.	60,000	820,800
Jones Lang LaSalle Incorporated	7,900	823,812
Keycorp	17,400	651,978
Marshall & Ilsley Corp	17,100	791,901
Nasdaq Stock Market Inc.*	19,800	582,318
Nationwide Financial Services, Inc.	17,700	953,322
New Plan Excel Realty Trust	22,400	739,872
Philadelphia Consol*	16,300	717,037
Prologis Trust	9,500	616,835
Radian Group Inc	11,500	631,120
SEI Investments Company	18,700	1,126,301
Synovus Financial Corporation	25,700	831,138
Unitrin, Inc.	13,200	621,324
W.R. Berkley Corporation	33,750	1,117,800
Weingarten Realty Investors	13,900	661,084
Total Financial Services: 20.4%		$18,196,152

Health Care
Amerisourcebergen Corporation	20,000	1,055,000
Community Health Systems Inc.*	22,700	800,175
Forest Laboratories, Inc.*	12,400	637,856
Emdeon Corporation*	64,700	978,911
Humana Incorporated*	9,800	568,596
WebMd Health Corp.*	15,900	836,817
Wellcare Health Plans Inc.*	12,500	1,065,625
Total Health Care: 6.7%		$5,942,980

Information Technology
Akamai Technologies*	11,800	589,056
Atmel Corporation*	100,400	505,012
AVX Corporation	47,200	717,440
Convergys Corporation*	29,800	757,218
Dolby Laboratories Inc.*	32,900	1,135,379
Electronic Data Systems Corp	30,500	844,240
Fairchild Semiconductor International*	36,900	616,968
Ingram Micro, Inc.*	33,400	644,954
Jabil Circuit, Inc.	19,500	417,495
Lam Research Corporation*	28,000	1,325,520
Lexmark International, Inc.*	10,500	613,830
MEMC Electronic Materials Inc.*	23,800	1,441,804
Micron Technology Incorporated*	53,600	647,488
Molex Incorporated	16,100	454,020
Novellus Systems, Inc.*	23,100	739,662
NVIDIA Corp*	21,600	621,648
Solectron Corporation*	200,000	630,000
Spansion, Inc.*	43,900	535,141
Teradyne*	47,800	790,612
Vishay Intertechnology, Incorporated*	53,000	740,940
Western Digital Corporation*	58,500	983,385
Total Information Technology: 17.6%		$15,751,812

Utilities
Atmos Energy Corporation	21,800	681,904
Centerpoint Energy Incorporated	43,400	778,596
NRG Energy, Inc.*	11,000	792,440
Constellation Energy Group	15,500	1,347,725
Oge Energy Corporation	24,100	935,080
Oneok, Inc.	16,300	733,500
Pepco Holdings Inc	29,600	858,992
Total Utilities: 6.9%		$6,128,237

Total Common Stocks: 99.7%		$89,071,983
(Common Stock Identified Cost $71,992,777)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield **		251,324
Total Cash Equivalents: 0.3%		$251,324
(Cash Equivalents Identified Cost $251,324)

Total Portfolio Value: 100.0%		$89,323,307
(Total Portfolio Identified Cost $72,244,101)

Liabilities in Excess of Other Assets: 0.0%		$2,313

Total Net Assets: 100.0%		$89,325,620

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2007.

DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of March 31, 2007

Common Stocks	Shares	Dollar Value

Materials
Brush Wellman Incorporated*	2,800	135,716
Greif Brothers Corporation	670	74,444
Insteel Industries, Inc.	4,600	77,234
NN, Inc.	6,300	78,687
OM Group, Inc.	1,110	49,595
Polyone Corporation*	5,240	31,964
U.S. Concrete, Inc.	9,200	71,944
Wheeling-Pittsburgh*	920	21,795
Total Materials: 4.8%		$541,379

Industrials
A. O. Smith Corporation	1,070	40,895
Accuride Corporation*	5,760	84,096
American Woodmark Corporation	1,470	54,037
CBIZ, Inc.*	6,700	47,570
Celadon Group, Inc.*	5,700	95,190
DXP Enterprises, Inc.*	2,400	91,680
Enersys*	5,100	87,618
Expressjet Hldgs*	10,110	59,042
Frontier Airlines*	12,800	76,928
L.B. Foster Company*	4,200	86,562
FTD Group, Inc.	4,400	72,732
General Cable*	1,800	96,174
HEICO	2,200	80,278
Horizon Lines Inc.	2,700	88,614
Hub Group, Inc. - Class A*	2,480	71,895
Liquidity Services Inc.*	5,600	94,864
Matrix Services*	4,600	93,058
Mueller Industries	1,400	42,140
Peoplesupport Inc.*	4,600	52,670
Perini Corporation*	3,000	110,580
PW Eagle, Inc.	2,700	89,208
Quality Distribution*	7,300	63,145
Republic Airways Hld*	4,950	113,652
Rush Enterprises, Inc. -- Class A*	2,340	44,951
SAIA, Inc.	1,400	33,250
Skywest Inc	3,320	89,076
Technitrol Inc.	4,100	107,379
Trico Marine Services, Inc.*	2,200	81,972
US Xpress Enterprises*	5,110	88,199
Total Industrials: 19.8%		$2,237,455

Telecom Services
CT Communications, Inc.	2,100	50,610
EMS Technologies, Inc.*	3,500	67,445
Total Telecomm Services: 1.0%		$118,055

Consumer Staples
Long's Drug Store	1,280	66,099
Darling Int'l*	13,700	89,050
Imperial Sugar Company	2,680	89,860
Medifast, Inc.*	5,700	40,812
MGP Ingredients, Inc.	2,300	46,851
Mannatech Incorporated	3,300	52,998
Spartan Stores, Inc.	4,200	112,560
Total Consumer Staples: 4.4%		$498,230

Consumer Discretionary
Building Materials Holdings Corp	1,630	29,519
Carmike Cinemas, Inc.	2,700	62,640
Charlotte Russe Holding Inc.*	2,100	60,627
Charming Shoppes, Inc.*	4,600	59,570
DSW, Inc.*	1,650	69,647
1-800-Flowers.com	11,500	89,470
Kimball International - Class B	3,480	67,094
Lodgenet Entertainment Corporation*	2,900	89,088
Lodgian, Inc.*	4,600	61,456
Maidenform Brands, Inc.*	5,200	119,964
Netflix Inc.*	3,500	81,165
Noble International, LTD.	4,100	68,798
Smith & Wesson Holding Corporation*	9,300	121,737
Spanish Broadcast System*	17,800	71,200
Steven Madden, Ltd.*	1,770	51,684
World Wrestling Entertainment, Inc.	2,430	39,609
Total Consumer Discretionary: 10.1%		$1,143,268

Energy
Allis-Chalmers Energy Inc.*	3,900	61,425
Alpha Natural Resources Inc.*	5,800	90,654
Basic Energy Services, Inc.*	2,100	48,930
Bronco Drilling Company Inc.*	5,350	88,650
Callon Petroleum Company*	5,900	80,063
Gulf Island Fabrication	2,000	53,480
Grey Wolf, Inc.*	6,600	44,220
Hornbeck Offshore Services, Inc.*	2,610	74,776
Input/Output, Inc.*	5,000	68,900
Lufkin Industries	1,200	67,416
Meridian Resource	30,200	72,782
Natco Group Inc.	2,900	98,948
Oil States International, Inc.*	1,140	36,583
Parker Drilling Company*	11,250	105,637
Pioneer Drilling Company*	7,220	91,622
RPC Inc.	3,450	57,477
Swift Energy Company*	2,100	87,717
Union Drilling, Inc.*	6,100	86,620
Exco Resources, Inc.*	4,800	79,584
Total Energy: 12.4%		$1,395,484

Financial Services
Advanta Corp.	1,440	63,130
Argonaut Group, Inc.*	1,470	47,569
Ashford Hospitality Trust	5,520	65,909
Asta Funding, Inc.	3,100	133,858
Bankunited Financial Corporation	3,080	65,327
Corus Bankshares, Inc.	1,960	33,438
Cousins Properties Inc. REIT	2,700	88,722
Crawford and Company - Class B	13,300	77,140
Delphi Financial Group, Inc.	1,155	46,466
First Regional Bancorp*	1,970	58,509
James River Group Inc.	2,300	72,013
MCG Capital	3,800	71,288
Rewards Network, Inc.	13,900	73,670
Tower Group, Inc.	2,690	86,672
Universal American Financial*	3,200	62,016
Universal Health Rlty	2,500	89,375
Vineyard National Bancorp Company	1,800	41,472
West Bancorporation	2,457	37,076
Wilshire Bancorp, Inc.	3,520	57,728
Winston Hotels, Inc.	6,290	94,539
Total Financial Services: 12.1%		$1,365,917

Healthcare
American Oriental Bioengineering, Inc.*	8,200	76,998
Conceptus Inc.*	4,100	82,000
Digene*	1,800	76,338
Gentiva Health Svcs*	2,900	58,493
Illumina*	2,100	61,530
K-V Pharmaceutical Company - Class A*	3,400	84,082
Neurometrix Inc.*	5,800	56,318
Palomar Medical Technologies, Inc.*	1,800	71,910
Sun Healthcare Group, Inc.*	6,900	85,215
Trimeris*	7,500	51,600
West Pharmaceutical Services, Inc.	1,650	76,609
Total Healthcare: 6.9%		$781,093

Information Technology
Advanced Energy Industries, Inc.*	5,100	107,304
Amkor Technology*	9,900	123,552
Anadigics, Inc.*	9,400	111,108
Atheros Communications*	3,400	81,362
Avanex Corp	37,800	67,662
C-Cor Inc.	6,100	84,546
Cohu, Inc.	4,200	78,960
Cybersource Corporation*	6,200	77,562
Gateway 2000, Inc.*	29,600	64,824
Houston Wire & Cable Company*	4,500	126,090
Interdigital Communications Corp*	2,050	64,924
Internap Network Services Corp*	5,410	85,207
Intevac, Inc.*	3,650	96,250
Interwoven*	5,000	84,500
Kulicke & Soffa Industries, Inc.*	11,500	106,375
Layne Christensen*	2,500	91,050
LTX Corp*	15,300	93,636
Mantech International*	1,300	43,433
Mentor Graphics Corporation*	4,900	80,066
MIPS Technologies Inc. - Class A*	9,500	84,835
MRV Communications*	27,300	96,915
On Semiconductor Corp*	9,700	86,524
Oplink Communications, Inc.*	4,650	83,560
Powell Industries*	2,500	80,000
Pericom Semiconductor Corporation*	9,600	93,888
RF Micro Devices*	9,900	61,677
RealNetworks Inc.*	8,700	68,295
Silicon Image*	8,300	67,728
Silicon Storage Technology*	20,400	100,572
Sirenza Microdevices, Inc.*	12,800	110,336
Standard Microsystems*	1,790	54,667
Startek, Inc.	4,660	45,621
TheStreet.Com, Inc.	6,200	75,950
Trident Microsys*	2,980	59,779
TTM Technologies, Inc.*	8,300	79,182
UTSTARCOM Inc.*	6,100	50,569
Zoran*	6,600	112,332
Total Information Technology: 27.3%		$3,080,841

Utilities
UIL Holdings Corporation	1,370	47,539
Total Utilities: 0.4%		$47,539

Total Common Stocks: 98.0%		$11,209,261
(Common Stock Identified Cost $10,613,801)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield **		81,276
Total Cash Equivalents: 0.7%		$81,276
(Cash Equivalents Identified Cost $81,276)

Total Portfolio Value: 100.0%		$11,290,537
(Total Portfolio Identified Cost $10,695,077)

Liabilities in Excess of Other Assets: 0.0%		$(3,182)

Total Net Assets: 100.0%		$11,287,355

* Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2007.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2007

Fixed Income Securities - Bonds	Face	Dollar Value

Bank and Finance
American Express, 4.875%, 7/15/13	1,400,000	1,379,650
American General Finance, 8.125%, 8/15/09	120,000	128,117
Archstone Smith Operating Trust Notes, 5.000%, 8/15/07	500,000	499,416
Bank of America Subordinated, 5.250%, 12/01/15	400,000	396,433
Bank of America Subordinated, 5.420%, 3/15/17	600,000	594,899
Branch Banking & Trust Subordinated, 5.625%, 9/15/16	1,500,000	1,523,316
Equity Residential Properties Notes 6.950% Due 3/02/11	525,000	559,006
Fifth Third Bank Subordinated Notes, 5.450% Due 01/15/17	1,230,000	1,222,561
Citigroup Incorporated Subordinated Notes, 5.000%, 9/15/14	1,500,000	1,466,635
Bank One Corp. Subordinated Notes, 5.900%, 11/15/11	1,000,000	1,028,682
Bank One Corp., 9.875%, 3/01/09	250,000	270,170
Comerica Bank Subordinated Note, 6.875%, 3/01/08	250,000	253,154
Duke Realty LP, 3.500%, 11/01/07	950,000	939,444
Wachovia Corporation, 6.375%, 1/15/09	820,000	838,803
Wachovia Corporation, 6.400%, 04/01/08	113,000	114,151
Genworth Financial, 4.750%, 6/15/09	1,000,000	994,276
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,560,000	1,608,947
Legg Mason Senior Notes, 6.750% , 7/02/08	500,000	507,402
Lincoln National Corporation Notes, 6.500%, 3/15/08	1,000,000	1,006,956
Morgan Stanley Notes, 5.050%, 1/21/11	1,000,000	996,238
Morgan Stanley Dean Witter Notes, 3.625%, 4/01/08	1,000,000	984,304
Morgan Stanley Subordinated Notes, 4.750%, 4/01/14	500,000	475,587
Wells Fargo Company Subordinated Notes, 4.950%, 10/16/13	1,400,000	1,381,757
Safeco Corp., 6.875%, 7/15/07	255,000	256,093
PNC Funding Corp., 6.875%, 7/15/07	500,000	501,799
JP Morgan and Company, 7.125%, 5/15/07	400,000	400,707
Suntrust Bank, 6.500%, 1/15/08	500,000	506,163
US Bank NA Notes, 6.375% Due 8/01/11	1,400,000	1,467,337
Wachovia Corporation Subordinated Notes, 5.250%, 8/01/14	800,000	791,860
US Bank NA Notes, 5.700% Due 12/15/08	566,000	571,504
Weingarten Realty, 6.840%, 11/17/07	700,000	705,685
Total Bank and Finance: 27.8%		$24,371,052

United States Government Agency Obligations (A)
Federal Home Loan Bank, 4.50%, 2/15/08	2,000,000	1,990,018
Federal Home Loan Bank, 5.375%, 5/18/16	1,250,000	1,286,669
Federal Home Loan Mortgage Corp., 3.75%, 2/25/09	475,000	465,548
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	2,000,000	1,970,318
Federal Home Loan Mortgage Corp., 6.125%, 5/23/16	3,000,000	3,018,915
Federal National Mortgage Assoc., 5.375%, 2/01/10	1,000,000	1,000,331
Federal National Mortgage Assoc., 4.200%, 5/04/09	2,000,000	1,974,112
Tennessee Valley Authority, 5.625%, 01/18/11	1,000,000	1,027,181
Tennessee Valley Authority, 6.000%, 3/15/13	1,000,000	1,056,442
Federal Farm Cr Bank, 5.45%, 11/02/10	2,000,000	1,997,872
Total United States Government Agency Obligations: 18.0%		$15,787,406

United States Government Obligations
United States Treasury Note, 4.000%, 2/15/15	2,500,000	2,397,462
United States Treasury Note, 4.3750%, 8/15/12	1,250,000	1,242,530
United States Treasury Bond, 4.500%, 2/15/16	2,500,000	2,475,392
United States Treasury Note, 4.125%, 5/15/15	3,000,000	2,898,282
United States Treasury Note, 4.250%, 8/15/13	2,500,000	2,458,107
United States Treasury Note, 4.75%, 5/15/14	3,200,000	3,229,875
Total United States Government Obligations: 16.8%		$14,701,648

Industrial
Danaher Corporation Notes, 6.000%, 10/15/08	500,000	503,383
Dover Corp., 6.250%, 6/01/08	500,000	504,322
General Electric Capital Corp., 5.000%, 2/01/13	2,500,000	2,484,165
General Electric Capital Corp., 5.400%, 2/15/17	500,000	501,377
General Electric Capital Corp., 6.000%, 6/15/12	600,000	624,113
General Electric Capital Corp. FRN, 4.83945%, 5/30/08**	500,000	497,382
Hershey Foods, 6.95%, 8/15/12	1,055,000	1,144,729
Honeywell, Inc., 7.125%, 4/15/08	400,000	407,199
IBM Corp. 5.400%, 10/01/08	500,000	502,746
Kraft Foods, Inc., 5.250%, 6/1/07	750,000	749,595
Lowes Companies, Inc., 8.250%, 6/01/10	500,000	546,617
McDonald's Corp., 5.950%, 1/15/08	425,000	427,176
Procter and Gamble Company Senior Notes, 4.950%, 8/15/14	2,340,000	2,303,810
Target Corporation Notes, 6.350%, 1/15/11	1,000,000	1,043,870
Wellpoint Incorporated, 3.500%, 9/01/07	170,000	168,607
Total Industrial: 14.2%		$12,409,091

United States Government Agency Obligations -
Mortgage Backed Securities (A)
Freddie Mac 15 Year Gold, 7.000%, 3/01/11	10,301	10,508
Freddie Mac MBS ADJ. RATE, 4.299%, 4/01/33	907,643	911,505
Freddie Mac GOLD MBS 5 YR, 4.500%, 12/01/09	664,392	658,723
Freddie Mac MBS, 8.000%, 6/01/30	13,933	14,671
FHLMC, CMO Pool 2517 Class VL 5.000%, 5/15/13	98,778	98,629
FHLMC, CMO Pool 2513 Class VK 5.500%, 9/15/13	1,330,018	1,335,389
FHLMC, CMO Pool 2877 Class AL 5.000%, 10/15/24	2,500,000	2,389,900
Freddie Mac CMO Series 2985 Class GE 5.500%, 06/15/25	1,000,000	978,549
FHLMC, CMO Pool 3098 Class KE, 5.500%, 09/15/34	1,650,000	1,631,972
Fannie Mae MBS, Series 253300, 7.500%, 5/01/20	20,334	21,346
Fannie Mae 30 YR MBS, 6.000%, 8/01/34	2,562,877	2,594,282
Ginnie Mae Pool 781397, 5.500%, 2/15/17	285,142	287,155
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500%, 2/20/33	2,500,000	2,484,305
Ginne Mae Pool 2658, 6.500%, 10/20/28	142,295	146,361
Ginnie Mae GNMA II Pool 2945, 7.500%, 7/20/30	28,425	29,574
Ginnie Mae Pool 780400, 7.000%, 12/15/25	17,175	17,979
Ginnie Mae Pool 780420, 7.500%, 8/15/26	9,430	9,856
Total Government Agency Obligations - Mortgage Backed Securities: 15.6%		$13,620,704

Utility
Alabama Power Company Senior Notes, 3.500%, 11/15/07	400,000	395,589
Georgia Power Company Senior Notes, 5.125%, 11/15/12	275,000	274,467
Bellsouth Communications, 5.875%, 1/15/09	500,000	505,937
Florida Power & Light Group Capital, 7.375%, 6/01/09	500,000	523,098
Georgia Power Company, 5.250%, 12/15/15	1,000,000	993,378
Verizon Communications, 7.51%, 4/01/09	600,000	625,635
National Rural Utilities Collateral Trust, 4.375%, 10/01/10	1,500,000	1,466,358
Total Utility: 5.5%		$4,784,462

Total Fixed Income - Bonds: 97.6%		$85,674,363
(Fixed Income Identified Cost $85,505,317)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 4.79% yield **		1,037,274
Total Cash Equivalents: 1.2%		$1,037,274
(Cash Equivalents Identified Cost $1,037,274)

Total Portfolio Value: 99.0%		$86,711,637
(Total Portfolio Identified Cost $86,542,591)

Other Assets Less Liabilities: 1.0%		$878,671

Total Net Assets: 100.0%		$87,590,308

** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

(A) Abbreviations: FHLB: Federal Home Loan Bank FHLMC: Federal Home Loan Mortgage Corporation FNMA: Federal National Mortgage Association GNMA: Government National Mortgage Association

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2007

Municipal Income Securities - Bonds	Face	Dollar Value

General Obligation - City
Akron , OH, Refunding 12/1/12	200,000	211,480
Cincinnati, OH, General Obligation, 5.000%, 12/01/17	75,000	80,895
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	103,852
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	155,397
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/12	100,000	102,299
Deerfield Township, OH, (MBIA Insured), 4.750%, 12/01/10	100,000	103,835
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/18	400,000	431,440
Loveland, OH, (AMBAC Insured), 4.900%, 12/01/08	100,000	101,843
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/15	140,000	152,505
Symmes Township, OH, 2.400%, 12/01/07	110,000	108,017
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/11	100,000	106,199
Total General Obligation - City: 15.0%		$1,657,762

General Obligation - County
Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	158,666
Knox County, OH, 4.750%, 12/01/09	60,000	61,166
Portage County, OH, (MBIA Insured), 5.150%, 12/01/07	75,000	75,746
Total General Obligation - County: 2.7%		$295,578

General Obligation - State
State of Ohio, 4.000%, 6/15/10 Common Schools - Series A	60,000	60,662
State of Ohio, 5.000%, 3/15/17 Common Schools - Series C	120,000	127,880
State of Ohio Parks, 4.000%, 2/01/13	175,000	177,721
State of Ohio, 5.000%, 3/01/15	385,000	411,542
State of California, 4.000%, 11/01/09	250,000	252,678
Ohio State Unlimited Common School Facilities, 4.500%, 6/15/17	100,000	102,569
Total General Obligation - State: 10.2%		$1,133,052

Higher Education
Bowling Green State University, (FGIC Insured), 5.000%, 6/01/08	155,000	157,415
University of Akron OH Gen Receipts Vari Rate Note, 3.450%, 01/01/29	250,000	250,000
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/11	25,000	27,240
Total Higher Education: 3.9%		$434,655

Hospital/Health
Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	103,553
Lorain County, OH, Hospital Facility Rev., Catholic Healthcare Partners,
(MBIA Insured), 6.000%, 9/01/07	50,000	50,464
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	104,563
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/12	35,000	36,784
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/10	100,000	104,719
Total Hospital/Health: 3.6%		$400,083

Revenue Bonds - Electric
Cleveland Ohio Public Power System Revenue, 5.500% due 11/15/13	100,000	107,742
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/10	200,000	199,866
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/17	325,000	346,937
Total Revenue Bonds - Electric: 5.9%		$654,545

Revenue Bonds - Transportation
Butler County, OH, Transportation
Improvement, (FSA Insured), 5.500%, 4/01/09	100,000	103,795
Total Revenue Bond - Transportation: 0.9%		$103,795

Revenue Bonds - Water and Sewer
Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/10	100,000	101,958
Cleveland, OH, Waterworks (FSA Insured), 5.250%, 1/01/10	100,000	102,172
Green County, OH Sewer System Revenue (AMBAC Insured)
5.000%, 12/01/18	145,000	156,397
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	158,644
East Muskingum, OH Water District, Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	209,078
Montgomery County, OH, Solid Waste, (MBIA Insured),
5.125%, 11/01/08	50,000	50,429
Nashville and Davidson, TN 7.700%, 01/01/12	25,000	27,932
Total Revenue Bond - Water & Sewer: 7.3%		$806,610

Special Obligation Bonds
Cleveland Ohio Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/15	150,000	152,366
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/14	400,000	433,552
Total Special Obligation Bonds: 5.3%		$585,918

School District
Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/20	140,000	147,890
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/21	100,000	107,234
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/10	100,000	98,183
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/20	250,000	266,168
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/11*	100,000	83,954
Girard, OH City School District (FSA Insured), 3.850%, 12/01/10	245,000	246,906
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/11	100,000	101,638
Kings Local, OH, 6.350%, 12/01/12	15,000	16,906
Kings Local, OH, 6.400%, 12/01/13	150,000	172,554
Chillicothe, OH City School District GO (FGIC Insured)
4.000%, 12/01/18	300,000	298,053
Loveland, OH, 4.400%, 12/01/08	100,000	101,321
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/15	135,000	147,058
Sycamore, OH, Community (AMBAC Insured), 4.600%, 12/01/11	100,000	101,430
Sycamore, OH, Community Unlimited, 5.375%, 12/01/13	125,000	136,326
Total School District: 18.3%		$2,025,621

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement Project, 2.625%, Due 12/01/07	200,000	196,592
Total Special Assessment Bonds: 1.8%		$196,592

State Agency
Ohio State Building Authority, Adult Correctional-Series A,
5.500%, 10/01/10	100,000	105,404
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000%, 09/01/11	255,000	269,000
Ohio State Building Authority, (AMBAC Insured), 5.375%, 10/01/11	150,000	151,500
Ohio State Building Authority, Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	102,369
Ohio State Building, 5.000%, 10/01/14	420,000	453,726
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000% Due 10/01/12	250,000	266,530
Ohio State Building Authority, Ohio Center For The Arts,
5.450%, 10/01/07	100,000	100,883
Ohio State Housing Finance Authority
(GNMA Insured) Collateral, 5.100%, 9/01/17	100,000	101,504
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/17	420,000	460,606
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/11	100,000	102,304
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
5.250%, 2/01/18	315,000	343,646
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	101,267
Total State Agency: 23.1%		$2,558,739

Total Fixed Income - Municipal Bonds: 98.0%		$10,852,950
(Municipal Bonds Identified Cost $10,720,947)

Cash Equivalents
Federated Ohio Municipal Cash Trust 3.22% yield**		75,899
Total Cash Equivalents: 0.7%		$75,899
(Cash Identified Cost $75,899)

Total Portfolio Value: 98.7%		$10,928,849
(Total Portfolio Identified Cost $10,796,846)

Other Assets Less Liabilities: 1.3%		$147,803

Total Net Assets: 100.0%		$11,076,652

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	215,438
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,186,210
BB & T Corporation Subordinated Notes, 7.250% Due 06/15/07	1,048,000	1,051,676
Bank of New York Notes, 4.950% Due 01/14/11	510,000	509,118
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,503,546
Genworth Financial, 4.750% Due 06/15/09	1,095,000	1,088,732
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,135,000	1,170,612
Lincoln National Corporation Notes, 6.500% Due 03/15/08	1,000,000	1,006,956
Merrill Lynch and Company Notes, 4.7900% Due 08/04/10	1,000,000	990,691
Morgan Stanley Dean Witter, 3.625% Due 04/01/08	1,000,000	984,304
J.P. Morgan and Company, 7.125% Due 05/15/07	625,000	626,104
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,028,682
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 * (a)	800,000	761,936
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,048,098
US Bank NA Subordinated Notes, 6.500% Due 02/01/08	870,000	875,772
Wachovia Corporation, 5.350% Due 03/15/11	500,000	506,317
Wachovia Corporation, 6.000% Due 10/30/08	670,000	678,972
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,179,639
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	524,073
Total Finance: 28.6%		$16,936,876

Industrial
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,006,766
Dell Computer Senior Notes, 6.55% Due 04/15/08	894,000	906,165
General Electric Company Notes, 5.000% Due 02/01/13	800,000	794,933
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	990,720
Home Depot, 4.625% Due 08/15/10	1,585,000	1,560,328
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,043,870
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,041,443
Total Industrial: 12.4%		$7,344,225

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	985,803
Total Sovereign: 1.7%		$985,803

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	201,704
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	750,000	721,560
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,221,965
Total Utilities: 3.6%		$2,145,229

United States Government Agency Obligations
Federal Home Loan Bank, 3.850% Due 01/30/08	2,500,000	2,474,778
Federal Home Loan Bank, 4.500% Due 04/11/08	2,500,000	2,487,022
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,509,160
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,990,044
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	1,954,004
Federal National Mortgage Association, 3.410% Due 08/30/07	1,000,000	992,631
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,973,129
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,027,181
Total United States Government Agency Obligations: 27.7%		$16,407,949

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	560,200	560,235
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	664,393	658,723
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,528,142	1,510,858
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	553,183
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	637,054	628,549
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	810,529	788,140
Total United States Government Agency Obligations- Mortgage-Backed Securities: 7.9%		$4,699,688

United States Government Treasury Obligations
United States Treasury Note, 4.375% Due 05/15/07	1,450,000	1,449,152
United States Treasury Note, 3.000% Due 02/15/09	1,000,000	971,055
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	1,948,126
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	1,970,002
Total United States Government Treasury Obligations: 10.7%		$6,338,335

Total Fixed Income - Bonds: 92.6%		$54,858,105
(Fixed Income Identified Cost $55,056,493)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.79% yield *		3,751,590
Total Cash Equivalents: 6.3%		$3,751,590
(Cash Equivalents Identified Cost $3,751,590)

Total Portfolio Value: 98.9%		$58,609,695
(Total Portfolio Identified Cost $58,808,083)

Other Assets Less Liabilities 1.1%		$676,372

Total Net Assets 100.0%		$59,286,067

* Variable rate security, the coupon rate shown represents the rate at March 31, 2007.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of March 31, 2007.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	525,976
American International Group Notes, 2.875% Due 05/15/08	890,000	868,015
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	991,498
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,015,544
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	977,757
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	778,773
US Bancorp Subordinated, 6.875% Due 09/15/07	250,000	251,237
Genworth Financial Notes, 4.750% Due 06/15/09	1,000,000	994,276
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	1,080,028
Merrill Lynch, 3.375%, Due 09/14/07	1,000,000	991,168
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	811,440
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	466,075
J.P. Morgan and Company, 7.125% Due 05/15/07	750,000	751,325
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	672,321
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 * (a)	800,000	761,936
US Bancorp Subordinated, 6.375% Due 09/15/07	650,000	681,264
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,167,993
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	986,969
Total Finance: 25.1%		$14,773,595

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,047,314
Target Corporation, 9.625% Due 02/01/08	380,000	390,921
Dell, Inc., 6.550%, Due 04/15/08	1,000,000	1,013,607
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,115,507
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,000,000	1,040,189
Gillette Company, 3.500% Due 10/15/07	1,000,000	990,720
Honeywell International, 6.2000% Due 02/01/08	500,000	503,209
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	426,361
McDonald's Corporation, 5.950% Due 01/15/08	425,000	427,176
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	604,060
Target Corporation, 6.350% Due 01/15/11	400,000	417,548
United Technologies, 7.125% Due 11/15/10	1,054,000	1,123,889
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	520,721
Total Industrial: 16.4%		$9,621,222

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	985,803
Total Sovereign: 1.7%		$985,803

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	420,314
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	683,673
Baltimore Gas & Electric, 6.625% Due 03/15/08	500,000	506,055
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	534,859
Verizon Communications, 7.510% Due 04/01/09	500,000	521,363
National Rural Utilities, 5.700% Due 01/15/10	500,000	507,914
Total Utilities: 5.4%		$3,174,178

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,572,336
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,447,558
Federal Home Loan Bank, 3.850% Due 01/30/08	2,400,000	2,375,786
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	514,667
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,548,677
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,982,086
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,990,044
Federal National Mortgage Association, 3.410% Due 08/30/07	650,000	645,210
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	165,196
Total United States Government Agency Obligations: 22.5%		$13,241,560

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac MBS Gold 5 Year Balloon, 4.500% Due 03/01/08	450,371	447,208
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	664,393	658,723
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,356,473
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,858,309
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	782,839
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	1,978,148
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	958,018
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,391,211
Total United States Government Agency Obligations - Mortgage Backed Securities: 16.1%		$9,430,929

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,412,502
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	1,932,188
United States Treasury Bond, 4.500% Due 02/15/16	1,000,000	990,157
United States Treasury Note, 5.500% Due 02/15/08	500,000	502,539
United States Treasury Note, 6.625% Due 05/15/07	500,000	501,075
Total United States Government Treasury Obligations: 10.8%		$6,338,461

Total Fixed Income - Bonds: 98.0%		$57,565,748
(Fixed Income Identified Cost $57,660,196)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.79% yield *		504,223
Total Cash Equivalents: 0.7%		$504,223
(Cash Equivalents Identified Cost $504,223)

Total Portfolio Value: 98.8%		$58,069,971
(Total Portfolio Identified Cost $58,164,419)

Other Assets Less Liabilities 1.2%		$677,800

Total Net Assets 100.0%		$58,747,771

* Variable rate security, the coupon rate shown represents the rate at March 31, 2007.
** Non-income producing security.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of March 31, 2007.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	525,976
American General Corporation, 7.500% Due 08/11/10	500,000	537,745
American General Finance, 8.125% Due 08/15/09	500,000	533,820
Associates Corporation, 7.950% Due 02/15/10	642,000	691,557
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	991,498
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,015,544
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,115,507
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,040,189
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	1,001,919
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,080,028
Mellon Financial, 6.700% Due 03/01/08	500,000	504,579
Merrill Lynch, 3.375% Due 09/14/07	750,000	743,376
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	951,174
National City Bank, 6.250% Due 03/15/11	500,000	519,042
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	525,250
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	537,644
US Bancorp Subordinated Notes, 6.300% Due 07/15/08	1,000,000	1,014,654
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	970,028
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,628,499
Total Finance: 28.7%		$15,928,029

Industrial
Honeywell International, 6.200% Due 02/01/08	500,000	503,209
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	778,773
Target Corporation, 9.625% Due 02/01/08	380,000	390,921
General Electric Company Notes, 5.000% Due 02/01/13	500,000	496,833
Dell, Inc., 6.550%, Due 04/15/08	500,000	506,803
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	546,616
McDonald's Corporation, 8.875% Due 04/01/11	500,000	567,877
Target Corporation, 6.350% Due 01/15/11	400,000	417,548
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	947,523
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	520,722
Washington Post, 5.500% Due 02/15/09	500,000	503,371
Total Industrial: 11.1%		$6,180,196

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	534,860
GTE Corporation, 7.510% Due 04/01/09	500,000	521,363
National Rural Utilities, 5.700% Due 01/15/10	500,000	507,914
Total Utilities: 2.8%		$1,564,137

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	1,965,420
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,160,009
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	810,900
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,034,607
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,548,677
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	534,606
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,963,474
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	503,794
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	799,945
Tennessee Valley Authority, 6.000% Due 03/15/13	2,200,000	2,324,172
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	549,294
Total United States Government Agency Obligations: 25.6%		$14,194,898

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,330,018	1,335,389
Federal Home Loan Mortgage Corp., Pool 2517 Class VL, 5.000% Due 05/15/13	98,778	98,629
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	334,586
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	1,982,196
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	684,984
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	987,368
Government National Mortgage Association, 5.500% Due 02/15/17	285,142	287,155
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	993,722
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.1%		$6,704,029

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,500,000	2,475,392
United States Treasury Note, 4.250% Due 08/15/15	2,000,000	1,947,110
United States Treasury Note, 4.125 Due 05/15/15	2,500,000	2,415,235
United States Treasury Note, 4.750% Due 05/15/14	2,000,000	2,018,672
United States Treasury Note, 5.000% Due 08/15/11	500,000	509,844
Total United States Government Treasury Obligations: 16.9%		$9,366,253

Total Fixed Income - Bonds: 97.2%		$53,937,542
(Fixed Income Identified Cost $53,756,912)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.79% yield *		$885,245
Total Cash Equivalents: 1.6%		885,245
(Cash Equivalents Identified Cost $ 885,245)

Total Portfolio Value: 98.8%		$54,822,787
(Total Portfolio Identified Cost $54,642,157)

Other Assets Less Liabilities 1.2%		$649,086

Total Net Assets 100.0%		$55,471,873

* Variable rate security, the coupon rate shown represents the rate at March 31, 2007.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2007

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
American Financial Group, 7.125% Due 04/15/09	180,000	185,731
AIG Sunamerica Global Finance Senior Notes, 5.850% Due 08/01/08	170,000	171,247
Archstone Smith Operating Trust Notes, 3.000% Due 06/15/08	300,000	291,333
Bank of America Subordinated Notes, 7.125% Due 03/01/09	253,000	262,143
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	865,228
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	650,000	683,134
BB&T Corporation Subordinated Notes, 7.250% Due 06/15/07	250,000	250,877
Associates Corporation (Citigroup), 6.875% Due 11/15/08	278,000	285,531
Citicorp Subordinated Notes, 7.250% Due 09/01/08	701,000	719,851
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	488,393
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	350,916
Equity Residential Properties Notes, 6.950% Due 03/02/11	1,000,000	1,064,774
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	497,138
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	452,901
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	1,041,690
Legg Mason Senior Notes, 6.750% Due 07/02/08	228,000	231,376
J.P. Morgan and Company, 7.125% Due 5/15/07	50,000	50,088
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	514,341
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	372,928
Lincoln National Corporation Notes, 6.500% Due 3/15/08	270,000	271,878
Merrill Lynch and Company Notes, 4.790% Due 8/04/10	650,000	643,949
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	490,073
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,058,606
PNC Funding Corporation, 6.500%, Due 5/01/08	135,000	135,803
PNC Funding Corporation, 6.875%, Due 7/15/07	400,000	401,439
Safeco Corporation Senior Notes, 4.200% Due 02/01/08	181,000	179,200
Safeco Corporation, 6.875% Due 7/15/07	211,000	211,904
US Bank NA Notes, 5.700% Due 12/15/08	114,000	115,109
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	500,000	524,049
Wachovia Corp., 6.000% Due 10/30/08	113,000	114,513
Wachovia Corp., 6.300% Due 4/15/08	35,000	35,401
Wachovia Corp., 6.400% Due 4/01/08	674,000	680,867
Total Finance: 25.9%		$13,642,411

Industrial
Becton Dickinson, 7.150% Due 10/01/09	110,000	115,205
General Electric Capital Corporation Notes, 5.000% Due 6/15/07	1,000,000	999,267
General Electric Capital Corp Notes Floating Rate, 4.511% Due 6/11/08	100,000	99,295
General Mills Incorporated Notes, 3.875% Due 11/30/07	261,000	258,597
Hewlitt Packard Company Notes, 5.500% Due 07/01/07	415,000	414,988
Kroger Company, 7.800% Due 08/15/07	1,000,000	1,008,597
Norfolk Southern Corporation Senior Notes, 7.350% Due 05/15/07	1,069,000	1,071,253
Procter and Gamble Company Senior Notes, 4.125% Due 08/30/07	250,000	248,810
Staples Incorporated, 7.125% Due 08/15/07	275,000	276,348
Target Corporation, 9.625% Due 02/01/08	140,000	144,023
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	473,441
Wellpoint Incorporated, 3.500% Due 09/01/07	600,000	595,082
Total Industrial: 10.8%		$5,704,906

Utilities
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	920,667
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	244,393
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	313,891
National Rural Utilities Collateral Trust, 5.750% Due 11/01/08	353,000	356,186
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	271,678
Alabama Power Senior Notes, 5.375% Due 10/01/08	500,000	501,287
Total Utilities: 4.9%		$2,608,102

United States Government Agency Obligations
Federal Farm Credit Bank Discount Notes, 0.000% Due 05/11/07*	2,000,000	1,988,960
Federal Home Loan Bank, 5.6000% Due 02/15/12	2,000,000	1,999,300
Federal Home Loan Mortgage Corp., 4.370% Due 05/23/08	50,000	49,667
Federal Home Loan Mortgage Corp., 5.125% Due 02/27/09	1,000,000	1,004,743
Federal Home Loan Mortgage Corp., 5.250% Due 12/05/11	2,500,000	2,495,557
Federal National Mortgage Association, 5.340% Due 02/22/11	1,500,000	1,499,453
Federal National Mortgage Association, 5.400% Due 04/13/09	1,250,000	1,250,020
Federal Home Loan Mortgage Corp Notes, 5.4000% Due 02/02/12	1,260,000	1,264,499
Total United States Government Agency Obligations: 21.9%		$11,552,199

United States Government Treasury Obligations
United States Treasury Bills, 0.000% Due 08/23/07* (a)	850,000	833,111
United States Treasury Bills, 0.000% Due 04/26/07* (a)	2,155,000	2,147,565
Total United States Government Treasury Obligations: 5.7%		$2,980,676

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	1,010,061	1,001,440
Freddie Mac Gold 7 Year Balloon, 4.500% Due 06/01/11	2,603,450	2,570,093
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	506,833	499,720
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	764,070	755,429
Freddie Mac CMO Pool 2583 Class ND, 4.250% Due 12/15/10	2,440,396	2,403,871
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	1,095,741	1,115,172
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	635,465	626,982
Gov't Nat'l Mortgage Assoc CMO - POOL 2004-95 Class QA, 4.5000% Due 03/20/34	2,755,801	2,679,676
Total United States Government Agency Obligations - Mortgage Backed Securities: 22.1%		$11,652,383

Total Fixed Income - Bonds: 91.3%		$48,140,677
(Fixed Income Identified Cost $48,018,475)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.79% yield **		4,118,308
Total Cash Equivalents: 7.8%		$4,118,308
(Cash Equivalents Identified Cost $4,118,308)

Total Portfolio Value: 99.1%		$52,258,985
(Total Portfolio Identified Cost $52,136,783)

Other Assets Less Liabilities 0.9%		$456,606

Total Net Assets: 100.0%		$52,715,591

Futures Contracts	Long	Unrealized
	Contracts	Appreciation

E-mini Standard & Poors 500 expiring June 2007	740	$(1,428,165)
(Notional Value of $52,571,820)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at March 31, 2007.
(a) - Pledged as collateral on Futures Contracts

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2007 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date: March 29, 2007

By /s/ Marc. E. Figgins
Marc E. Figgins, Treasurer
Date: March 29, 2007

* Print the name and title of each signing officer under his or her signature.